Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	December 31, 2025	December 31, 2024
	U.S. Dollars in thousands
Trade payables	$102	$125
Other accounts payables	$19	$95
Transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Remuneration of directors not employed by the Company or on its behalf	$385	$400	$548
Transactions with key executive personnel (including non-related parties)
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Salary and Related Expenses	$4,133	$3,862	$3,771
Share-based payment	486	438	728
Total	$4,619	$4,300	$4,499
Transactions with related parties
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Revenues	$-	$-	$2,676
Cost of Goods Sold	$132	$29	$7
General and administrative expenses	$65	$159	$223